BORROWINGS - Schedule of Maturities of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Debt Disclosure [Abstract]
2025	$ 17,750
2026	17,750
2027	17,750
2028	17,750
Thereafter	270,000
Total	341,000
Debt issuance costs	(19,683)
Total long-term debt, net of debt issuance costs	$ 321,317